Financial instruments - Fair value and risk management - Summary of derivative financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 1,585.5	€ 217.3	€ 671.7
Derivative financial liabilities	(38.6)	(85.6)	(1,230.5)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(7.5)	(37.5)	(714.0)
Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities		(22.4)	(516.5)
Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(31.1)	(25.7)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,393.7	170.4	562.5
Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	41.2	46.9	109.2
Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	150.6
Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,400.4	106.0	293.2
Derivative financial liabilities	(38.6)	(79.2)	(1,050.0)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(7.5)	(36.9)	(533.5)
Less than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities		(22.4)	(516.5)
Less than one year | Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(31.1)	(19.9)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,208.6	72.3	184.0
Less than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	41.2	33.7	109.2
Less than one year | Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	150.6
More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	185.1	111.3	378.5
Derivative financial liabilities		(6.4)	(180.5)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities		(0.6)	(180.5)
More than one year | Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities		(5.8)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	185.1	98.1	378.5
More than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		13.0
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	474.1	214.3	663.7
Derivative financial liabilities	(31.0)	(65.8)	(2.2)
Net derivative financial assets (liabilities)	443.1	148.5	661.5
Foreign currency risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	313.7	104.9	291.2
Derivative financial liabilities	(31.0)	(59.4)	(2.2)
Net derivative financial assets (liabilities)	282.7	45.5	289.0
Foreign currency risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	160.4	109.4	372.5
Derivative financial liabilities		(6.4)
Net derivative financial assets (liabilities)	160.4	103.0	372.5
Foreign currency risk | Cash Flow Hedges | Aircraft purchases contract
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,180.3	3,568.4	4,283.5
Foreign currency risk | Cash Flow Hedges | Aircraft purchases contract | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,082.4	1,632.7	1,519.8
Foreign currency risk | Cash Flow Hedges | Aircraft purchases contract | More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,097.9	1,935.7	2,763.7
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,151.8	1,202.2	1,312.0
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,151.8	1,202.2
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses | More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount			1,312.0
Foreign currency risk | Cash Flow Hedges | GBP Currency Swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount		695.3
Foreign currency risk | Cash Flow Hedges | GBP Currency Swaps | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount		695.3
Interest rate risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	4.4	3.0	8.0
Interest rate risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1.9	1.0	2.0
Interest rate risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	2.5	2.0	6.0
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Notional amount	43.5	51.6	64.8
Interest rate risk | Cash Flow Hedges | Variable-rate instruments | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	12.1	13.4	64.8
Interest rate risk | Cash Flow Hedges | Variable-rate instruments | More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	31.4	38.2
Commodity price risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	956.3
Derivative financial liabilities	(7.5)	(19.8)	(1,230.5)
Net derivative financial assets (liabilities)	948.8	(19.8)	(1,230.5)
Commodity price risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	934.1
Derivative financial liabilities	(7.5)	(19.8)	(1,047.8)
Net derivative financial assets (liabilities)	926.6	(19.8)	(1,047.8)
Commodity price risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	22.2
Derivative financial liabilities			(180.5)
Net derivative financial assets (liabilities)	22.2		(180.5)
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,055.6	577.6	672.7
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,901.0	€ 577.6
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses | More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 154.6		€ 672.7